Marketable Securities and Securities Investments (Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		¥ 215,062
Available-for-sale securities, less than 12 months, unrealized losses		(3,122)
Available-for-sale securities, 12 months or more, fair value		38,123
Available-for-sale securities, 12 months or more, unrealized losses		(734)
Available-for-sale securities, fair value, total		253,185
Available-for-sale securities, unrealized losses, total		(3,856)
Held-to-maturity securities, less than 12 months, fair value	¥ 620,072
Held-to-maturity securities, less than 12 months, unrealized losses	(75,492)
Held-to-maturity securities, 12 months or more, fair value	0
Held-to-maturity securities, 12 months or more , unrealized losses	0
Held-to-maturity securities, fair value, total	620,072
Held-to-maturity securities, unrealized losses, total	(75,492)
Marketable securities, less than 12 months, fair value	780,072
Marketable securities, less than 12 months, unrealized losses	(79,258)
Marketable securities, 12 months or more, fair value	69,240
Marketable securities, 12 months or more, unrealized losses	(1,085)
Marketable securities, fair value, total	849,312
Marketable securities, unrealized losses, total	(80,343)
Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	148,122	214,896
Available-for-sale securities, less than 12 months, unrealized losses	(3,396)	(3,112)
Available-for-sale securities, 12 months or more, fair value	69,231	38,113
Available-for-sale securities, 12 months or more, unrealized losses	(1,078)	(723)
Available-for-sale securities, fair value, total	217,353	253,009
Available-for-sale securities, unrealized losses, total	(4,474)	(3,835)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	11,878	166
Available-for-sale securities, less than 12 months, unrealized losses	(370)	(10)
Available-for-sale securities, 12 months or more, fair value	9	10
Available-for-sale securities, 12 months or more, unrealized losses	(7)	(11)
Available-for-sale securities, fair value, total	11,887	176
Available-for-sale securities, unrealized losses, total	(377)	(21)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	277,328
Held-to-maturity securities, less than 12 months, unrealized losses	(30,553)
Held-to-maturity securities, 12 months or more, fair value	0
Held-to-maturity securities, 12 months or more , unrealized losses	0
Held-to-maturity securities, fair value, total	277,328
Held-to-maturity securities, unrealized losses, total	(30,553)
Japanese national government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	52,825	2,056
Available-for-sale securities, less than 12 months, unrealized losses	(909)	(6)
Available-for-sale securities, 12 months or more, fair value	2,018
Available-for-sale securities, 12 months or more, unrealized losses	(19)
Available-for-sale securities, fair value, total	54,843	2,056
Available-for-sale securities, unrealized losses, total	(928)	(6)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, 12 months or more, fair value	0
Held-to-maturity securities, 12 months or more , unrealized losses	0
Japanese local government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	3,793	38,383
Available-for-sale securities, less than 12 months, unrealized losses	(6)	(223)
Available-for-sale securities, 12 months or more, fair value	14,270	2,929
Available-for-sale securities, 12 months or more, unrealized losses	(57)	(31)
Available-for-sale securities, fair value, total	18,063	41,312
Available-for-sale securities, unrealized losses, total	(63)	(254)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	146,004
Held-to-maturity securities, less than 12 months, unrealized losses	(22,071)
Held-to-maturity securities, 12 months or more, fair value	0
Held-to-maturity securities, 12 months or more , unrealized losses	0
Held-to-maturity securities, fair value, total	146,004
Held-to-maturity securities, unrealized losses, total	(22,071)
Japanese corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	53,302	41,206
Available-for-sale securities, less than 12 months, unrealized losses	(1,761)	(201)
Available-for-sale securities, 12 months or more, fair value	20,489	3,125
Available-for-sale securities, 12 months or more, unrealized losses	(85)	(29)
Available-for-sale securities, fair value, total	73,791	44,331
Available-for-sale securities, unrealized losses, total	(1,846)	(230)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	196,740
Held-to-maturity securities, less than 12 months, unrealized losses	(22,868)
Held-to-maturity securities, 12 months or more, fair value	0
Held-to-maturity securities, 12 months or more , unrealized losses	0
Held-to-maturity securities, fair value, total	196,740
Held-to-maturity securities, unrealized losses, total	(22,868)
Foreign government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	10,258	5,882
Available-for-sale securities, less than 12 months, unrealized losses	(577)	(147)
Available-for-sale securities, 12 months or more, fair value	7,792	1,140
Available-for-sale securities, 12 months or more, unrealized losses	(341)	(13)
Available-for-sale securities, fair value, total	18,050	7,022
Available-for-sale securities, unrealized losses, total	(918)	(160)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, 12 months or more, fair value	0
Held-to-maturity securities, 12 months or more , unrealized losses	0
Foreign corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	27,944	127,369
Available-for-sale securities, less than 12 months, unrealized losses	(143)	(2,535)
Available-for-sale securities, 12 months or more, fair value	24,662	30,919
Available-for-sale securities, 12 months or more, unrealized losses	(576)	(650)
Available-for-sale securities, fair value, total	52,606	158,288
Available-for-sale securities, unrealized losses, total	¥ (719)	¥ (3,185)